SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented Information	Segmented Information
The Company’s operating gold mines are divided into geographic segments as follows:
•Burkina Faso - Essakane mine; and
•Canada - Doyon division, including Westwood mine.
The Company’s non-gold mine segments are divided as follows:
•Côté Gold project[1];
•Exploration and evaluation and development; and
•Corporate - includes royalty interests.

	December 31, 2023			December 31, 2022
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Operating gold mines
Burkina Faso	$764.4	$1,100.4	$274.2	$798.0	$1,183.0	$287.7
Canada	357.9	389.5	249.7	316.8	348.7	226.4
Total operating gold mines	1,122.3	1,489.9	523.9	1,114.8	1,531.7	514.1
Côté Gold project	2,521.5	2,638.0	243.2	1,696.9	1,821.6	209.5
Exploration and evaluation and development	37.7	47.4	1.3	18.8	22.0	1.8
Corporate	102.7	328.0	1,499.8	73.3	264.2	1,216.6
Assets held for sale[1]	—	34.6	5.6	—	785.6	276.3
Total	$3,784.2	$4,537.9	$2,273.8	$2,903.8	$4,425.1	$2,218.3
1.Includes assets and liabilities held for sale relating to the remaining Bambouk assets (note 6).

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1.The Côté Gold project segment includes the financial information of the Côté UJV as well as other financial information for the Côté Gold project outside of the Côté UJV.
Year ended December 31, 2023

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Operating gold mines
Burkina Faso	$809.6	$502.4	$183.6	$—	$—	$—	$31.6	$92.0	$136.6
Canada	176.6	144.6	31.3	—	—	—	10.4	(9.7)	65.6
Total operating gold mines	986.2	647.0	214.9	—	—	—	42.0	82.3	202.2
Côté Gold project	—	—	—	0.4	4.2	—	1.0	(5.6)	731.6
Exploration and evaluation and development	—	—	—	—	22.1	—	0.2	(22.3)	—
Corporate[5]	0.9	—	1.1	48.2	—	—	6.3	(54.7)	0.4
Total continuing operations	$987.1	$647.0	$216.0	$48.6	$26.3	$—	$49.5	$(0.3)	$934.2
Discontinued operations[6]	47.2	23.8	—	—	0.1	—	1.3	22.0	10.8
Total	$1,034.3	$670.8	$216.0	$48.6	$26.4	$—	$50.8	$21.7	$945.0
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes incurred capital expenditures for property, plant and equipment and exploration and evaluation assets and excludes capitalized borrowing costs and ROU assets.
5.Includes earnings from royalty interests.
6.Discontinued operations relating to the Rosebel mine and Saramacca pit in Suriname (note 5).
Year ended December 31, 2022

	Consolidated statements of earnings (loss) information								Capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairment	Other	Earnings (loss) from operations
Operating gold mines
Burkina Faso	$883.3	$431.2	$220.2	$—	$0.2	$11.5	$0.7	$219.5	$163.2
Canada	120.6	139.2	19.9	—	—	—	2.9	(41.4)	36.8
Total operating gold mines	1,003.9	570.4	240.1	—	0.2	11.5	3.6	178.1	200.0
Côté Gold project	—	—	—	1.3	3.0	—	—	(4.3)	551.8
Exploration and evaluation and development	—	—	—	0.2	25.2	—	3.3	(28.7)	13.1
Corporate[5]	(45.1)	—	0.4	50.5	—	5.6	2.2	(103.8)	1.1
Total continuing operations	$958.8	$570.4	$240.5	$52.0	$28.4	$17.1	$9.1	$41.3	$766.0
Discontinued operations[6]	405.2	286.8	43.9	3.5	1.2	110.1	2.5	(42.8)	116.7
Total	$1,364.0	$857.2	$284.4	$55.5	$29.6	$127.2	$11.6	$(1.5)	$882.7
1.Excludes depreciation expense.
2.Depreciation expense excludes depreciation related to corporate office assets, which is included in general and administrative expenses.
3.Includes depreciation expense relating to corporate and exploration and evaluation assets.
4.Includes incurred capital expenditures for property, plant and equipment and exploration and evaluation assets and excludes capitalized borrowing costs and ROU assets.
5.Includes impact on revenues of delivering ounces into 2019 Prepay Arrangement and earnings from royalty interests.
6.Discontinued operations relating to the Rosebel mine and Saramacca pit in Suriname (note 5).